Condensed consolidated interim cash flow statement - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Net result attributable to shareholders	SFr (30,765)	SFr 148,605
Adjustments for:
Depreciation and amortization	1,214	1,205
Share-based compensation costs	3,060	2,870
Change in employee benefits	317	590
Financial income	(1,955)	(2,835)
Financial expenses	1,749	490
Changes in working capital:
Change in other current assets	888	2,075
Change in trade and other receivables	(469)	23,590
Change in trade and other payables	591	(1,858)
Change in contract liability	(2,788)	(20,822)
Change in accrued expenses	(1,610)	(2,568)
Exchange gain/(loss) on working capital positions	(30)	(17)
Interest paid	(18)	(335)
Other financial expense	(9)	(5)
Net cash (used in) from operating activities	(29,825)	150,986
Proceeds from investments in short term time deposits	161,723	42,006
Investments in short term time deposits	(155,478)	(151,131)
Acquisition of property, plant and equipment	(185)	(426)
Acquisition of intangible assets	(157)	(110)
Interest received	1,502	57
Net cash from (used in) investing activities	7,405	(109,604)
Proceeds from exercise of stock options, net of transaction costs	27	244
Payment of lease liabilities	(598)	(593)
Net cash used in financing activities	(571)	(349)
Exchange (loss) gain on cash positions	(1,712)	2,096
Net (decrease) increase in cash and cash equivalents	(24,703)	43,130
Cash and cash equivalents at January 1	87,946	71,813
Cash and cash equivalents at June 30,	SFr 63,243	SFr 114,943